UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)

Equity Securities 97.3%
Argentina 4.3%
Nortel Inversora SA "A" (ADR) (Preferred)*	33,663	336,361
Telecom Argentina SA "B"*	947,375	2,591,669
Tenaris SA	208,970	6,409,786
Tenaris SA (ADR)	692,500	41,723,125

(Cost $27,425,753)		51,060,941
Bermuda 3.4%
Credicorp Ltd. of Peru (a)	396,200	29,322,762
GP Investments Ltd. "A" (BDR)* (b)	985,300	11,134,399

(Cost $28,196,313)		40,457,161

Brazil 66.6%
All America Latina Logistica SA (Unit)	1,301,800	17,354,009
Aracruz Celulose SA "B" (ADR) (Preferred)	141,200	9,813,400
Banco Bradesco SA (ADR) (Preferred)	2,836,000	60,208,280
Banco do Brasil SA	1,060,300	16,991,336
BR Malls Participacoes SA*	1,022,800	9,494,677
Braskem SA "A" (Preferred)	52	458
Companhia de Bebidas das Americas (ADR) (Preferred)	430,900	25,517,898
Companhia Vale do Rio Doce "A" (ADR) (Preferred)	3,692,400	96,630,108
Companhia Vale do Rio Doce "A" (Preferred)	9,156	238,794
Companhia Vale do Rio Doce (ADR)	1,954,400	58,690,632
Equatorial Energia SA	864,500	8,555,034
Gerdau SA (ADR) (Preferred)	1,294,800	28,187,796
GVT Holding SA*	809,800	20,137,719
Iochpe Maxion SA	375,600	8,273,128
Lojas Renner SA	563,800	11,299,037
Lupatech SA	708,300	26,680,521
MPX Energia SA*	22,000	9,691,630
MRV Engenharia e Participacoes SA	444,500	10,216,434
Net Servicos de Comunicacao SA (Preferred)*	1,125,853	13,959,053
Petroleo Brasileiro SA (ADR)	1,363,500	76,233,285
Petroleo Brasileiro SA (ADR) (Preferred)	2,778,800	127,380,192
Petroleo Brasileiro SA (Preferred)	1,881,176	43,117,039
Redecard SA	724,000	13,497,287
SLC Agricola SA	565,100	9,780,924
Totvs SA	309,700	10,380,674
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	309,800	40,778,974
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	672,075	29,606,828
Votorantim Celulose e Papel SA (ADR) (Preferred)	395,500	9,579,010

(Cost $380,657,632)		792,294,157
Canada 1.2%
Yamana Gold, Inc. (Cost $16,763,257)	1,153,500	14,268,795
Chile 0.6%
Cencosud SA (Cost $4,536,914)	2,319,500	7,484,039
Colombia 0.8%
Bancolombia SA (ADR) (REG S) (Preferred) (Cost $8,270,546)	273,000	9,208,290
Mexico 18.2%
America Movil SAB de CV "L" (ADR)	2,182,900	110,214,621
Desarrolladora Homex SAB de CV (ADR)*	101,200	5,657,080
Empresas ICA SAB de CV*	3,095,500	16,404,493
Fomento Economico Mexicano SAB de CV (ADR) (Unit)	123,300	5,654,538
Genomma Lab Internacional SAB de CV "B"*	2,712,000	4,187,374
Grupo Financiero Banorte SAB de CV "O"	3,371,300	14,507,798
Grupo Televisa SA (ADR)	1,328,400	29,875,716
Mexichem SAB de CV	1,002,700	6,988,810
Urbi, Desarrollos Urbanos, SAB de CV*	3,309,100	10,960,286
Wal-Mart de Mexico SAB de CV "V"	3,085,729	12,553,473

(Cost $122,782,334)		217,004,189
Peru 0.7%
Compania de Minas Buenaventura SA (ADR) (Cost $9,798,989)	294,400	7,922,304

United States 1.5%
Bunge Ltd. (Cost $19,710,791)		178,500	17,657,220

Total Equity Securities (Cost $618,142,529)			1,157,357,096
Cash Equivalents 3.0%
Cash Management QP Trust, 2.42% (c) (Cost $35,346,841)		35,346,841	35,346,841
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $653,489,370) †		100.3	1,192,703,937
Other Assets and Liabilities, Net		(0.3)	(3,394,237)

Net Assets		100.0	1,189,309,700

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $654,264,544. At July 31, 2008, net unrealized appreciation for all securities based on tax cost was $538,439,393. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $563,693,927 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,254,534.

(a)		Security is listed in country of domicile. Significant business activities of company are in Peru.
(b)		Security is listed in country of domicile. Significant business activities of company are in Brazil.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
BDR: Brazilian Depositary Receipt
GDR: Global Depositary Receipt
At July 31, 2008, the DWS Latin America Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Equity Securities
Energy	294,863,427	25.4%
Materials	254,938,125	22.0%
Financials	191,646,516	16.6%
Telecommunication Services	133,280,370	11.5%
Consumer Discretionary	81,967,606	7.1%
Consumer Staples	78,648,092	6.8%
Industrials	75,700,961	6.5%
Information Technology	23,877,961	2.1%
Utilities	18,246,664	1.6%
Health Care	4,187,374	0.4%
Total	1,157,357,096	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008